Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wfaaltnstrg-20150331_SupplementTextBlock

SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")
Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	1.70%	1.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	1.34%	1.34%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%	0.58%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	3.74%	4.49%
Fee Waivers	0.91%	0.91%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.83%	3.58%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A and 2.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$845	$461	$361
3 Years	$1,574	$1,276	$1,276
5 Years	$2,322	$2,201	$2,201
10 Years	$4,276	$4,554	$4,554

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")
Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.18%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.58%
Fee Waivers	0.90%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.68%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.07% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$271
3 Years	$1,014
5 Years	$1,778
10 Years	$3,786

SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")
Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.91%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.31%
Fee Waivers	0.73%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.58%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.97% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$261
3 Years	$951
5 Years	$1,664
10 Years	$3,554

(Wells Fargo Advantage Alternative Strategies Fund - Classes A and C) | (Wells Fargo Advantage Alternative Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Wells Fargo Advantage Alternative Strategies Fund - Classes A and C) | (Wells Fargo Advantage Alternative Strategies Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Dividend and Interest Expense on Short Positions and Borrowings	rr_Component1OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.91%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	845
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,276
(Wells Fargo Advantage Alternative Strategies Fund - Classes A and C) | (Wells Fargo Advantage Alternative Strategies Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Dividend and Interest Expense on Short Positions and Borrowings	rr_Component1OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.91%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.58%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	461
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	361
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,276
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,554
(Wells Fargo Advantage Alternative Strategies Fund - Administrator Class) | (Wells Fargo Advantage Alternative Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
(Wells Fargo Advantage Alternative Strategies Fund - Administrator Class) | (Wells Fargo Advantage Alternative Strategies Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Dividend and Interest Expense on Short Positions and Borrowings	rr_Component1OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.90%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.68%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,014
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,786
(Wells Fargo Advantage Alternative Strategies Fund - Institutional Class) | (Wells Fargo Advantage Alternative Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
(Wells Fargo Advantage Alternative Strategies Fund - Institutional Class) | (Wells Fargo Advantage Alternative Strategies Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Dividend and Interest Expense on Short Positions and Borrowings	rr_Component1OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.73%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,554

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A and 2.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.07% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.97% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.